TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of deferred income tax assets

	December 31,
	2023	2022
Carry forward tax losses	$17,594	$17,372
Research and development expenses, net	1,670	1,835
Convertible loans	1,141	483
Other temporary differences	80	144
	$20,485	$19,834
Less - valuation allowance	(20,485)	(19,834)
	$-	$-

Valuation allowance
Balance at beginning of year	$19,834	$16,212
Losses during the year	651	3,622
Balance at end of year	$20,485	$19,834

Schedule of changes in the valuation allowance

	December 31,
	2023	2022	2021
Balance at the beginning of the year	$19,834	$16,212	$12,491
Changes during the year:
Losses during the year (including foreign exchange rate effect)	651	3,622	3,721
Balance at the end of the year	$20,485	$19,834	$16,212

Schedule of uncertain tax positions

	December 31,
	2023	2022
Balance at the beginning of the year	$1,180	$413
Increase in uncertain tax position because of tax positions taken during the year:	(1,040)	767
Balance at the end of the year	$140	$1,180